INDEXIQ ETF TRUST

INDEXIQ ACTIVE ETF TRUST

(the “Trusts,” and each series of the Trusts, a “Fund” and collectively, the “Funds”)

Supplement dated June 10, 2024, to each Fund’s Summary Prospectus, Prospectus and

Statement of Additional Information (“SAI”), as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus, Prospectus and SAI.

The Board of Trustees of the Trusts approved the following changes that will take effect on or about August 28, 2024.

1.	The name of the IndexIQ ETF Trust will change to New York Life Investments ETF Trust.
2.	The name of the IndexIQ Active ETF Trust will change to New York Life Investments Active ETF Trust.
3.	The names of all of the Funds in each Trust will change as follows:
Current Fund Name	New Fund Name
IQ Hedge Multi-Strategy Tracker ETF	NYLI Hedge Multi-Strategy Tracker ETF
IQ Merger Arbitrage ETF	NYLI Merger Arbitrage ETF
IQ 500 International ETF	NYLI 500 International ETF
IQ Candriam International Equity ETF	NYLI Candriam International Equity ETF
IQ Candriam U.S. Mid Cap Equity ETF	NYLI Candriam U.S. Mid Cap Equity ETF
IQ Candriam U.S. Large Cap Equity ETF	NYLI Candriam U.S. Large Cap Equity ETF
IQ CBRE NextGen Real Estate ETF	NYLI CBRE NextGen Real Estate ETF
IQ FTSE International Equity Currency Neutral ETF	NYLI FTSE International Equity Currency Neutral ETF
IQ U.S. Large Cap R&D Leaders ETF	NYLI U.S. Large Cap R&D Leaders ETF
IQ Global Equity R&D Leaders ETF	NYLI Global Equity R&D Leaders ETF
IQ Clean Oceans ETF	NYLI Clean Oceans ETF
IQ Cleaner Transport ETF	NYLI Cleaner Transport ETF
IQ Engender Equality ETF	NYLI Engender Equality ETF
IQ Healthy Hearts ETF	NYLI Healthy Hearts ETF
IQ MacKay ESG Core Plus Bond ETF	NYLI MacKay ESG Core Plus Bond ETF
IQ MacKay ESG High Income ETF	NYLI MacKay ESG High Income ETF
IQ MacKay Municipal Insured ETF	NYLI MacKay Muni Insured ETF
IQ MacKay Municipal Intermediate ETF	NYLI MacKay Muni Intermediate ETF
IQ MacKay California Municipal Intermediate ETF	NYLI MacKay California Muni Intermediate ETF
IQ MacKay Securitized Income ETF	NYLI MacKay Securitized Income ETF
IQ CBRE Real Assets ETF	NYLI CBRE Real Assets ETF
IQ Winslow Large Cap Growth ETF	NYLI Winslow Large Cap Growth ETF
IQ Winslow Focused Large Cap Growth ETF	NYLI Winslow Focused Large Cap Growth ETF

4.	The investment management services provided by IndexIQ Advisors LLC (“IndexIQ Advisors”), an indirect, wholly owned subsidiary of New York Life Insurance Company (“NYL”), will be transferred to New York Life Investment Management LLC (“NYLIM”), which is also an indirect, wholly owned subsidiary of NYL. NYLIM will assume the duties and obligations of IndexIQ Advisors under the investment advisory agreement and the personnel at IndexIQ Advisors, who currently provide investment services to the Funds, will continue to provide the same investment management services to the Funds through NYLIM. In connection with this transfer, NYLIM will replace IndexIQ Advisors as the investment advisor to the Funds and as a party to the investment advisory agreement with the Funds. This transfer will not result in a change in actual control or management of the Funds’ investment advisor and the transfer does not constitute an “assignment” of the investment advisory agreement for purposes of the Investment Company Act of 1940. Additionally, NYLIM will also replace IndexIQ LLC as the index provider for all indexes currently developed and maintained by IndexIQ LLC and the index names will change as follows:

Current Index Name	New Index Name
IQ Hedge Multi-Strategy Index	NYLI Hedge Multi-Strategy Index
IQ Merger Arbitrage Index	NYLI Merger Arbitrage Index
IQ 500 International Index	NYLI 500 International Index
IQ Candriam International Equity Index	NYLI Candriam International Equity Index
IQ Candriam U.S. Mid Cap Equity Index	NYLI Candriam U.S. Mid Cap Equity Index
IQ Candriam U.S. Large Cap Equity Index	NYLI Candriam U.S. Large Cap Equity Index
IQ CBRE NextGen Real Estate Index	NYLI CBRE NextGen Real Estate Index
IQ U.S. Large Cap R&D Leaders Index	NYLI U.S. Large Cap R&D Leaders Index
IQ Global Equity R&D Leaders Index	NYLI Global Equity R&D Leaders Index
IQ Candriam Clean Oceans Index	NYLI Candriam Clean Oceans Index
IQ Candriam Cleaner Transport Index	NYLI Candriam Cleaner Transport Index
IQ Candriam Healthy Hearts Index	NYLI Candriam Healthy Hearts Index

If you have any questions, please call (888) 474-7725 or visit newyorklifeinvestments.com/etf.

Investors Should Retain This Supplement For Future Reference

ME16r-06/24